Income taxes (Tables)	6 Months Ended
Sep. 30, 2023
Components of Income Tax Expense (Benefit)
The following table presents the components of Income tax expense (benefit) for the six months ended September 30, 2022 and 2023:

	Six months ended September 30,
	2022	2023

	(in millions of yen)
Current tax expense	67,244	123,862
Deferred tax expense (benefit)	(239,149)	54,427

Total income tax expense (benefit)	(171,905)	178,289

Detailed Amounts of Tax Effects of Items Recorded Directly in Equity
The preceding table does not reflect the tax effects of items recorded directly in Equity for the six months ended September 30, 2022 and 2023. The detailed amounts recorded directly in Equity are as follows:

	Six months ended September 30,
	2022	2023

	(in millions of yen)
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses)	(3,413)	521
Less: reclassification adjustments	(2,018)	(2,028)

Total	(5,431)	(1,508)

Defined benefit plan adjustments:
Unrealized gains (losses)	1,381	818
Less: reclassification adjustments	(3,940)	(5,419)

Total	(2,559)	(4,601)

Own credit risk adjustments:
Unrealized gains (losses)	1,368	(5,809)
Less: reclassification adjustments	192	351

Total	1,560	(5,458)

Total tax effect before allocation to noncontrolling interests	(6,430)	(11,567)